FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about contractual maturities relating to their undiscounted cash flows (Details) - CAD ($)
$ in Thousands
	Sep. 30, 2023	Aug. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 20,007	$ 40,864
Long-term debt	155	$ 235
Bank borrowings, undiscounted cash flows	20,162
Contractual Cash Flows
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	20,007
Long-term debt	161
Bank borrowings, undiscounted cash flows	20,168
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	20,007
Long-term debt	76
Bank borrowings, undiscounted cash flows	20,083
1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	85
Bank borrowings, undiscounted cash flows	85
3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Bank borrowings, undiscounted cash flows	0
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Bank borrowings, undiscounted cash flows	$ 0